Pension obligations (Schedule of detailed information about remeasurement on net defined benefit liability) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension Obligations [Line Items]
Loss on plan assets (excluding amounts included in net interest expense)	$ 40,196	$ 306
Actuarial losses arising from changes in demographic assumptions	0	1,498
Actuarial gains arising from changes in financial assumptions	(48,960)	(24,663)
Actuarial losses (gains) arising from experience adjustments	255	(848)
Defined benefit gain related to remeasurement	(8,509)	(23,707)
Total pension cost	$ 2,748	$ (4,494)